SHAREHOLDERS' EQUITY (DEFICIT) - Disclosure of changes in issued and outstanding share capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Beginning Balance	3,085,452	2,232,359	1,261,590
Common shares issued through private placements offerings	1,202,000	742,517	879,520
Common shares issued as debts settlement	52,380	0	82,082
Common shares issued as compensation to a related party	0	110,576	0
Common shares issued upon RSUs vested		0	9,167
Common shares issued upon pre-funded warrants exercised	800,701	0	0
Common shares issued upon debentures converted	625,461	0	0
Common shares issued as consideration upon acquisition of non-controlling interest	128,818	0	0
Ending Balance	5,894,812	3,085,452	2,232,359